Note 8 - Income Tax - Reconciliation of Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Profit from continuing operations before income tax expense	$ 37,507	$ 43,396	$ 40,700
Profit from discontinued operation before income tax expense	139,792	20,105	941
Basis for calculation of the tax (expense) benefit	177,299	63,500	41,641
Tax expense at nominal tax rate in Norway	(39,006)	(13,970)	(9,577)
Effect of different tax rates applied by subsidiaries	11,543	(2,118)	(167)
Tax effect of translation differences exempted for tax	99	1,155	218
Tax effect of financial items exempted from tax	20,143	1,917	1,726
Tax effects of losses in associates and joint ventures which are non-deductible	2,200	383	(744)
Withholding taxes paid	(271)	(232)
Net other permanent differences (not) tax deductible	5,313	4,269	(617)
Change to previously recognized deferred tax assets	246	27	1,589
Currency effect on income tax (expense) benefit, adjustments recognized in the period for current tax of prior periods and other effects	670	3,162	(615)
Change in unrecognized deferred tax assets	952	(314)	1,144
Change in tax rate	(14)	119	561
Income tax (expense) benefit for the year	$ 1,876	$ (5,602)	$ (6,481)
Effective tax rate	1.10%	8.80%	15.60%